Production and operating costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Production And Operating Costs [Abstract]
Schedule of Production and Operating Costs

Amounts in US$ '000	2020	2019	2018
Staff costs (Note 11)	14,689	14,213	17,725
Share-based payment (Note 11)	528	329	878
Royalties	35,875	64,576	71,836
Well and facilities maintenance	15,039	27,660	20,262
Operation and maintenance	7,491	7,743	7,756
Consumables	16,776	17,625	17,444
Equipment rental	8,570	10,476	9,317
Safety and Insurance costs	4,505	4,107	3,878
Gas plant costs	1,591	3,414	5,967
Transportation costs	5,622	2,941	2,628
Field camp	3,130	2,583	2,959
Non-operated blocks costs	3,442	1,353	1,327
Other costs	7,814	11,944	12,283
	125,072	168,964	174,260